Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 266	$ 173,673	$ (22,833)	$ (54,086)	$ 96,300
Balance, Shares at Dec. 31, 2017	65,493,842
Other comprehensive income			(3,995)		(3,995)
Net loss				(32,601)	(32,601)
Share-based compensation		363			363
Balance at Dec. 31, 2018	$ 266	174,036	(26,828)	(87,407)	60,067
Balance, Shares at Dec. 31, 2018	65,493,842
Other comprehensive income			1,113		1,113
Net loss				(30,333)	(30,333)
Share-based compensation		340			340
Balance at Dec. 31, 2019	$ 266	174,376	(25,715)	(117,740)	31,187
Balance, Shares at Dec. 31, 2019	65,493,842
Issuance of common stock, net	$ 213	32,801			33,014
Issuance of common stock, shares	65,898,400
Issuance of warrants		3,270			3,270
Warrant exercises		98			98
Warrant exercises, shares	75,693
Other comprehensive income			1,566		1,566
Net loss				(30,495)	(30,495)
Share-based compensation		331			331
Balance at Dec. 31, 2020	$ 479	$ 210,876	$ (24,149)	$ (148,235)	$ 38,971
Balance, Shares at Dec. 31, 2020	131,467,935